Earnings per Share (Diluted) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 6,143,222	¥ 5,968,466	¥ 3,274,308
Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690,000	10,800,000,000	10,800,000,000
Adjustments for share options granted (thousands of shares)	6,179,000	8,632,000	9,041,000
Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,809,869,000	10,808,632,000	10,809,041,000
Diluted earnings per share (RMB per share)	¥ 0.568	¥ 0.552	¥ 0.303
Diluted earnings per ADS (RMB per ADS)	¥ 56.830	¥ 55.219	¥ 30.292
Number of H shares represented by each ADS	100	100	100